Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks		$ 39,182	$ 37,080
Interest-earning deposits with banks		135,028	166,281
Federal funds sold and securities borrowed or purchased under resale agreements		193,929	105,330
Trading assets	[1]	227,935	168,595
Available-for-sale debt securities		213,573	162,978
Held-to-maturity debt securities		208,023	234,948
Total loans		986,167	912,745
Allowance for loan losses		(13,797)	(14,183)
Net loans		972,370	898,562
Premises and equipment, net		11,395	10,297
Goodwill		24,967	25,167
Equity securities	[1]	40,932	41,374
Other assets	[1]	81,297	79,233
Total assets	[2]	2,148,631	1,929,845
Liabilities
Noninterest-bearing deposits		365,368	383,616
Interest-bearing deposits		1,060,839	988,188
Total deposits		1,426,207	1,371,804
Federal funds purchased and securities loaned or sold under repurchase agreements	[1]	232,687	95,235
Short-term borrowings	[1]	18,323	2,704
Trading liabilities	[1]	45,468	44,813
Accrued expenses and other liabilities	[1]	68,196	61,145
Long-term debt		174,712	173,078
Total liabilities	[3]	1,965,593	1,748,779
Wells Fargo stockholders’ equity:
Preferred stock		16,608	18,608
Common stock		9,136	9,136
Additional paid-in capital		61,288	60,817
Retained earnings		228,873	214,198
Accumulated other comprehensive income (loss)		(6,673)	(12,176)
Treasury stock, at cost		(128,115)	(111,463)
Total Wells Fargo stockholders’ equity		181,117	179,120
Noncontrolling interests		1,921	1,946
Total equity		183,038	181,066
Total liabilities and equity		$ 2,148,631	$ 1,929,845

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	Our consolidated assets at December 31, 2025 and 2024, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Trading assets, $2.3 billion and $472 million; Loans, $11.3 billion and $11.2 billion; All other assets, $224 million and $199 million; and Total assets, $13.8 billion and $11.9 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2025 and 2024, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $3.8 billion and $2.2 billion; Accrued expenses and other liabilities, $206 million and $124 million; and Total liabilities $4.0 billion and $2.4 billion, respectively.